Significant Changes in the Current Reporting Period - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended					9 Months Ended		83 Months Ended
	Nov. 20, 2020 USD ($)	Jul. 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($) $ / shares shares	Jan. 31, 2021	Aug. 31, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 15, 2028 AUD ($) $ / shares shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of top-line results from DREAM-HF Phase 3							In December 2020, the Group announced top-line results from the DREAM-HF Phase 3 randomized controlled trial of its allogeneic cell therapy rexlemestrocel-L in 537 patients with advanced chronic heart failure. Over a mean 30 months of follow-up, patients with advanced chronic heart failure who received a single endomyocardial treatment with rexlemestrocel-L on top of maximal therapies had 60% reduction in incidence of heart attacks or strokes and 60% reduction in death from cardiac causes when treated at an earlier stage in the progressive disease process. Despite significant reduction in the pre-specified endpoint of cardiac death, there was no reduction in recurrent non-fatal decompensated heart failure events, which was the trial’s primary endpoint.
Proceeds from issue of shares							$ 105,584,000	$ 51,559,000
Ordinary Shares | Private Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from issue of shares			$ 110,000,000	$ 138.0
Number of shares issued and fully paid | shares				60.1
Par value per share | $ / shares				$ 2.30
Events After Reporting Period
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of top-line results from randomized controlled trial of remestemcel-L							In April 2021, the Group announced the 60-day top-line results from the randomized controlled trial of remestemcel-L in 222 ventilator-dependent COVID-19 patients with moderate/severe ARDS which had been halted after the third interim analysis, as previously announced. Remestemcel-L reduced mortality through day 60 by 46% in the pre-specified group below age 65, but not in patients 65 or older. Remestemcel-L reduced mortality by 75% and increased days alive off mechanical ventilation in patients under age 65 when combined with dexamethasone, in comparison with controls on dexamethasone.
Major Ordinary Share Transactions | Ordinary Shares | Private Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of shares to be purchased through private placement of warrants | shares									15.0
Purchase price per share in private placement of warrants | $ / shares									$ 2.88
Percentage of share premium price									25.00%
Proceeds from issuing shares in private placement									$ 43.2
Hercules Capital, Inc.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment							In August 2020, the Group amended the terms of the Hercules loan and security agreement to defer principal repayments to March 2021. In January 2021, the Group amended the terms of the loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. In March 2021, the Group met the requirements of the loan and security agreement to defer the interest only period to July 2021. In May 2021, as disclosed in Note 11, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to October 1, 2021. Presentation at March 31, 2021 has not been changed as a result of this amendment.
Principal repayment due term						2021-03
Novartis | License and Collaboration Agreement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of license and collaboration agreement							In November 2020, the Group entered into a worldwide license and collaboration agreement with Novartis for the development, manufacture, and commercialization of the Group’s mesenchymal stromal cell (MSC) product remestemcel-L, with an initial focus on the development of the treatment of acute respiratory distress syndrome (ARDS), including that associated with COVID-19. The closing of the license agreement is subject to certain conditions. The Group enrolled 223 patients in its randomized controlled trial of remestemcel-L in ventilator-dependent patients with moderate to severe ARDS due to COVID-19 infection. Following the third interim analysis on the trial’s first 180 patients last month, the Data Safety Monitoring Board (DSMB) reported that there were no safety concerns but noted that the trial was not likely to meet the 30-day mortality reduction endpoint at the planned 300 patient enrolment. The trial was powered to achieve a primary endpoint of 43% reduction in mortality at 30 days for treatment with remestemcel-L on top of maximal care. The DSMB recommended that the trial complete with the currently enrolled 223 patients, and that all be followed-up as planned.
Upfront payment including equity related to license and collaboration agreement	$ 50,000,000
Upfront payment, equity portion	25,000,000
Proceeds from pending achievement of pre-commercialization milestones	505,000,000
Additional payments for post-commercialization	$ 750,000,000
Loan Agreement | Hercules Capital, Inc. | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term					2022-03
Loan Agreement | Hercules Capital, Inc. | Top of Range | Events After Reporting Period
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term		2022-03